INVENTORIES - Cost of goods (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES
Amount of inventories recognized as an expense	₽ 70,788	₽ 62,587	₽ 56,761
Inventory obsolescence provision	1,817	1,465	2,564
Reversal of obsolescence provision	(361)	(570)	(453)
Total cost of goods	₽ 72,244	₽ 63,482	₽ 58,872